Selected Statements of Operations Data (Details Textual) - Segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Statements of Operations Data (Textual)
Number of reportable segments	1
Percent of total revenues	96.00%	98.00%	90.00%